Supplement to the
Fidelity's Connecticut Municipal Funds
January 29, 2008
Prospectus

The following information replaces similar information for Connecticut Municipal Money Market found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 8.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to Connecticut personal income tax or Connecticut alternative minimum tax under normal circumstances. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information supplements the information found under the "Description of Principal Security Types" heading in the "Investment Details" section beginning on page 9.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security or index) and credit default swaps (buying or selling credit default protection).

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.

CTR/CTM-08-01 March 1, 2008
1.475744.123

Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2008
Prospectus

The following information replaces similar information for New Jersey AMT Tax-Free Money Market found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 4.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information for New Jersey Municipal Money Market found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 11.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to New Jersey personal income tax under normal circumstances. FMR may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information replaces similar information for New Jersey AMT Tax-Free Money Market found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 11.

FMR may invest up to 20% of the fund's assets in municipal securities whose interest is subject to New Jersey personal income tax under normal circumstances. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The following information supplements similar information for New Jersey Municipal Income found under the "Description of Principal Security Types" heading in the "Investment Details" section on page 13.

Derivatives are investments whose values are tied to an underlying asset, instrument, or index. Derivatives include futures, options, and swaps, such as interest rate swaps (exchanging a floating rate for a fixed rate), total return swaps (exchanging a floating rate for the total return of a security or index) and credit default swaps (buying or selling credit default protection).

NJN-08-01 March 1, 2008
1.475763.127

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. Payment and delivery take place after the customary settlement period.